UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4571

Name of Registrant:	Vanguard Pennsylvania Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2007

Item 1:	Schedule of Investments

Vanguard Pennsylvania Tax-Exempt Money Market Fund
Schedule of Investments
August 31, 2007

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (99.2%)

1Abington PA School District TOB VRDO	4.020%	9/11/2007 (3)	7,500	7,500
1Allegheny County PA Airport Rev. TOB VRDO	4.090%	9/11/2007 (1)(3)	10,100	10,100
1Allegheny County PA GO TOB VRDO	4.020%	9/11/2007 (4)	25,985	25,985
Allegheny County PA GO VRDO	4.000%	9/11/2007 LOC	37,310	37,310
Allegheny County PA GO VRDO	4.000%	9/11/2007 LOC	14,455	14,455
Allegheny County PA Higher Educ. Auth. Rev. (Univ. of Pittsburgh Medical Center Children's Hosp.) VRDO	3.960%	9/11/2007 LOC	13,400	13,400
Allegheny County PA Higher Educ. Auth. Rev. (Washington & Jefferson College) VRDO	4.080%	9/11/2007 LOC	9,430	9,430
Allegheny County PA Hosp. Dev. Auth. Rev. (Presbyterian Univ. Health System) VRDO	3.960%	9/11/2007 (1)	11,345	11,345
Allegheny County PA Hosp. Dev. Auth. Rev. (Presbyterian Univ. Health System) VRDO	3.960%	9/11/2007 (1)	12,300	12,300
Allegheny County PA Hosp. Dev. Auth. Rev. (Presbyterian Univ. Health System) VRDO	3.960%	9/11/2007 LOC	7,325	7,325
1Allegheny County PA Hosp. Dev. Auth. Rev. (Presbyterian Univ. Health System, Inc. Project) TOB VRDO	4.020%	9/11/2007 (1)	47,780	47,780
1Allegheny County PA Hosp. Dev. Auth. Rev. (Univ of Pittsburgh Medical Center) TOB VRDO	4.030%	9/11/2007	54,990	54,990
1Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center) TOB VRDO	4.020%	9/11/2007	24,995	24,995
1Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center) TOB VRDO	4.030%	9/11/2007	28,900	28,900
1Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Medical Center) TOB VRDO	4.050%	9/11/2007 (1)	4,995	4,995
1Allegheny County PA Hosp. Dev. Auth. TOB VRDO	4.230%	9/11/2007	5,000	5,000
Allegheny County PA IDA Rev. (Carnegie Museum of Pittsburgh) VRDO	4.000%	9/11/2007 LOC	5,070	5,070
Allegheny County PA IDA Rev. (Residential Rental) VRDO	4.070%	9/11/2007 LOC	2,965	2,965
Allegheny County PA IDA Rev. (Western PA School for Blind Children) PUT	3.750%	7/1/2008	15,000	15,000
Allegheny County PA Port Auth. GAN	4.250%	6/30/2008 LOC	10,205	10,252
1Allegheny County PA Sanitation Auth. Sewer Rev. TOB VRDO	4.020%	9/11/2007 (1)(3)	55,250	55,250
Beaver County PA IDA PCR (First Energy) VRDO	3.990%	9/4/2007 LOC	8,600	8,600
Beaver County PA IDA PCR (First Energy) VRDO	3.940%	9/11/2007 LOC	52,250	52,250
Beaver County PA IDA PCR (First Energy) VRDO	4.010%	9/11/2007 LOC	24,000	24,000
1Bensalem Township PA School Dist. GO TOB VRDO	4.030%	9/11/2007 (3)	2,700	2,700
Berks County PA IDA (Kutztown Univ.) VRDO	4.000%	9/11/2007 LOC	9,250	9,250
1Bethlehem PA Area School Dist. GO TOB VRDO	4.010%	9/11/2007 (3)	19,800	19,800
Bucks County PA IDA (Pennswood Village Project) VRDO	4.020%	9/11/2007 LOC	5,500	5,500
Bucks County PA IDA (Pennswood Village Project) VRDO	4.020%	9/11/2007 LOC	9,000	9,000
1Central Bucks PA School Dist. TOB VRDO	3.984%	9/11/2007 (3)	5,550	5,550
1Central Bucks PA School Dist. TOB VRDO	4.020%	9/11/2007 (3)	16,390	16,390
Central Bucks PA School Dist. VRDO	4.020%	9/11/2007 (3)	10,510	10,510
Chester County PA Health & Educ. Fac. Auth. Rev. (Jefferson Health System) VRDO	3.940%	9/11/2007	26,070	26,070
Chester County PA Health & Educ. Fac. Auth. Rev. (Jenner's Pond Project) VRDO	3.990%	9/11/2007 LOC	10,475	10,475
Chester County PA IDA (Archdiocese of Philadelphia) VRDO	4.000%	9/4/2007 LOC	5,600	5,600
Chester County PA IDA Student Housing Rev. VRDO	4.030%	9/11/2007 LOC	11,800	11,800
1Chester County PA TOB VRDO	4.030%	9/11/2007	12,915	12,915
Cumberland County PA Muni. Auth. College Rev. (Dickinson College) PUT	3.630%	11/1/2007 LOC	6,970	6,970
Cumberland County PA Muni. Auth. College Rev. (Messiah Village Program) VRDO	3.990%	9/11/2007 LOC	3,700	3,700
Dallastown Area School Dist. VRDO	3.980%	9/11/2007 (4)	7,500	7,500
Dallastown Area School Dist. York County PA GO VRDO	3.980%	9/11/2007 (3)	18,330	18,330
Daniel Boone PA Area School Dist. GO VRDO	4.020%	9/11/2007 (2)	9,975	9,975
Dauphin County PA General Auth. Hosp. Rev. (Reading Hosp. & Medical Center) VRDO	3.930%	9/11/2007	9,335	9,335
Delaware County PA Auth. Rev. (White Horse Village Project) VRDO	3.990%	9/4/2007 LOC	33,455	33,455
Delaware County PA Auth. Univ. Rev. (Villanova Univ.) VRDO	3.940%	9/11/2007 LOC	9,065	9,065
Delaware County PA Auth. Univ. Rev. (Villanova Univ.) VRDO	3.940%	9/11/2007 LOC	12,525	12,525
Delaware County PA Hosp. Auth. Rev. (Crozer-Chester Medical Center) VRDO	3.960%	9/11/2007 LOC	16,760	16,760
Delaware County PA Hosp. Auth. Rev. (Crozer-Chester Medical Center) VRDO	3.990%	9/11/2007 LOC	4,100	4,100
Delaware County PA IDA PCR (BP Exploration & Oil) VRDO	3.960%	9/4/2007	27,450	27,450
Delaware County PA IDA PCR (PECO) CP	3.750%	9/13/2007 LOC	22,125	22,125
Delaware County PA IDA Refunding Resource Recovery Fac. (General Electric Capital Corp.) VRDO	3.870%	9/11/2007	8,375	8,375
Delaware County PA IDA Refunding Resource Recovery Fac. (General Electric Capital Corp.) VRDO	3.870%	9/11/2007	8,595	8,595
Delaware County PA IDA Refunding Resource Recovery Fac. (General Electric Capital Corp.) VRDO	3.870%	9/11/2007	8,235	8,235
Delaware County PA IDA Refunding Resource Recovery Fac. (General Electric Capital Corp.) VRDO	3.870%	9/11/2007	42,600	42,600
Delaware County PA IDA Refunding Resource Recovery Fac. (General Electric Capital Corp.) VRDO	3.870%	9/11/2007	7,640	7,640
Delaware County PA IDA Solid Waste Rev. (Scott Paper Co.) VRDO	4.130%	9/11/2007	8,700	8,700
Delaware County PA IDA Solid Waste Rev. (Scott Paper Co.) VRDO	4.130%	9/11/2007	14,900	14,900
Delaware County PA IDA Solid Waste Rev. (Scott Paper Co.) VRDO	4.130%	9/11/2007	17,000	17,000
Delaware County PA IDA Solid Waste Rev. (Scott Paper Co.) VRDO	4.130%	9/11/2007	19,895	19,895
Delaware County PA IDA Solid Waste Rev. (Scott Paper Co.) VRDO	4.130%	9/11/2007	23,005	23,005
1Erie County PA GO TOB VRDO	4.050%	9/11/2007 (1)	7,250	7,250
Erie PA Higher Educ. Building Auth. Rev. (Gannon Univ.) VRDO	3.970%	9/11/2007 LOC	5,590	5,590
Exeter Township PA VRDO	4.000%	9/11/2007 (10)	4,810	4,810
Franklin County PA IDA Healthcare Rev. (Chambersburg Hosp.) VRDO	4.020%	9/11/2007 (2)	6,000	6,000
Franklin County PA IDA Rev. (Menno Haven Inc. Project) VRDO	3.990%	9/11/2007 LOC	8,250	8,250
1Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) TOB VRDO	4.030%	9/11/2007	19,995	19,995
1Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) TOB VRDO	4.030%	9/11/2007	16,695	16,695
1Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) TOB VRDO	4.030%	9/11/2007	3,875	3,875
1Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) TOB VRDO	4.030%	9/11/2007	9,745	9,745
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) VRDO	3.910%	9/4/2007	4,400	4,400
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) VRDO	3.930%	9/4/2007	11,000	11,000
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) VRDO	3.930%	9/4/2007	33,095	33,095
Governor Mifflin PA School Dist. VRDO	4.000%	9/11/2007 (4)	14,600	14,600
Lackawanna County PA GO VRDO	3.970%	9/11/2007 LOC	20,365	20,365
Lackawanna County PA IDA Rev. (Scranton Prep School Proj.) VRDO	3.980%	9/11/2007 LOC	24,395	24,395
Lancaster County PA Convention Center Auth. Rev. (Hotel Room) VRDO	4.000%	9/11/2007 LOC	40,000	40,000
Lancaster County PA Hosp. Auth. Rev. (Masonic Homes) VRDO	3.970%	9/11/2007 (2)	5,930	5,930
Lancaster County PA Hosp. Auth. Rev. (Masonic Homes) VRDO	3.970%	9/11/2007 (2)	2,835	2,835
Lancaster County PA Hosp. Auth. Rev. (Masonic Homes) VRDO	3.980%	9/11/2007 LOC	10,840	10,840
1Lancaster PA GO TOB VRDO	4.050%	9/11/2007 (2)	8,210	8,210
1Lehigh County PA IDA PCR TOB VRDO	4.050%	9/11/2007 (3)	3,290	3,290
Manheim Township PA School Dist. VRDO	3.980%	9/11/2007 (4)	5,935	5,935
Manheim Township PA School Dist. VRDO	3.980%	9/11/2007 (4)	9,000	9,000
Mercersburg Borough PA General Purpose Auth. (Mercersburg College) VRDO	4.020%	9/11/2007 LOC	19,900	19,900
Mercersburg Borough PA General Purpose Auth. (Mercersburg College) VRDO	4.020%	9/11/2007 LOC	10,000	10,000
Mercersburg Borough PA General Purpose Auth. (Mercersburg College) VRDO	4.020%	9/11/2007 LOC	18,715	18,715
1Mifflin County PA School Dist. TOB VRDO	4.030%	9/11/2007 (10)	12,510	12,510
1Montgomery County PA IDA Auth. Retirement Community Rev. TOB VRDO	4.030%	9/11/2007	6,000	6,000
Montgomery County PA IDA PCR (Exelon Generation Co.) CP	3.720%	11/16/2007 LOC	42,800	42,800
Montgomery County PA IDA PCR (Presbytery Homes) VRDO	3.970%	9/11/2007 LOC	7,400	7,400
Montgomery County PA IDA Rev. (Foulkeways At Gwynedd Project) VRDO	4.000%	9/11/2007 LOC	13,390	13,390
Montgomery County PA IDA Rev. (Friends' Central School Project) VRDO	3.940%	9/11/2007 LOC	4,055	4,055
Montgomery County PA IDA Rev. (Gloria Dei Project) VRDO	3.990%	9/11/2007 LOC	17,590	17,590
Montgomery County PA IDA Rev. (Meadowood Corp) VRDO	3.990%	9/11/2007 LOC	19,670	19,670
Montgomery County PA IDA Rev. (Rosemont School Holy Child) VRDO	3.970%	9/11/2007 LOC	12,200	12,200
1Mount Lebanon PA School Dist. GO TOB VRDO	4.020%	9/11/2007 (1)	5,170	5,170
North Penn PA Water Auth. Rev. VRDO	3.980%	9/11/2007 (3)	27,460	27,460
North Wales PA Water Auth. Rural Water Project PUT	3.625%	10/1/2007	6,100	6,100
Northampton County PA General Purpose Auth. Univ. Rev. (Lafayette College) VRDO	3.940%	9/11/2007	7,100	7,100
1Northampton County PA General Purpose Auth. Univ. Rev. (Lehigh Univ.) TOB VRDO	4.030%	9/11/2007 (1)	21,390	21,390
Northampton County PA General Purpose Auth. Univ. Rev. (Lehigh Univ.) VRDO	3.930%	9/11/2007	20,635	20,635
Northampton County PA General Purpose Auth. Univ. Rev. (Lehigh Univ.) VRDO	3.930%	9/11/2007	12,875	12,875
Northampton County PA General Purpose Auth. Univ. Rev. (Lehigh Univ.) VRDO	4.080%	9/11/2007	30,600	30,600
Northampton County PA IDA PCR (Libra Partners) VRDO	4.120%	9/11/2007 LOC	5,280	5,280
1Norwin PA School Dist. GO TOB VRDO	4.050%	9/11/2007 (4)	5,985	5,985
1Owen J. Roberts School Dist. Pennsylvania GO TOB PUT	3.780%	3/6/2008 (4)	16,900	16,900
Parkland PA School Dist. VRDO	3.980%	9/11/2007 (4)	10,000	10,000
1Pennsbury PA School Dist. TOB VRDO	4.050%	9/11/2007 (3)	5,070	5,070
Pennsbury PA School Dist. VRDO	3.980%	9/11/2007 (4)	10,305	10,305
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev. (Jefferson Health) VRDO	3.930%	9/11/2007	26,705	26,705
Pennsylvania Econ. Dev. Financing Auth. Fac. Rev. (Jefferson Health) VRDO	3.950%	9/11/2007	25,325	25,325
1Pennsylvania Econ. Dev. Financing Auth. Fac. Rev. (Wenger's Feed Mill) VRDO	4.120%	9/11/2007 LOC	6,900	6,900
Pennsylvania GO	5.000%	10/1/2007 (3)	4,875	4,881
Pennsylvania GO	5.250%	10/15/2007	3,500	3,507
Pennsylvania GO	5.000%	2/1/2008	12,930	13,005
Pennsylvania GO	5.000%	7/1/2008 (3)	12,150	12,284
1Pennsylvania GO TOB VRDO	3.980%	9/11/2007 (4)	10,105	10,105
1Pennsylvania GO TOB VRDO	4.020%	9/11/2007 (4)	19,780	19,780
1Pennsylvania GO TOB VRDO	4.020%	9/11/2007 (1)	7,540	7,540
1Pennsylvania GO TOB VRDO	4.020%	9/11/2007	40,440	40,440
1Pennsylvania GO TOB VRDO	4.030%	9/11/2007	19,320	19,320
Pennsylvania GO TOB VRDO	4.030%	9/11/2007	22,030	22,030
1Pennsylvania GO TOB VRDO	4.030%	9/11/2007	6,060	6,060
1Pennsylvania GO TOB VRDO	4.030%	9/11/2007	7,080	7,080
1Pennsylvania GO TOB VRDO	4.050%	9/11/2007	10,390	10,390
1Pennsylvania GO TOB VRDO	4.050%	9/11/2007 (1)	20,000	20,000
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	3.980%	9/11/2007 (2)	35,700	35,700
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	3.990%	9/11/2007 (4)	5,000	5,000
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	4.000%	9/11/2007 (2)	27,500	27,500
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	4.000%	9/11/2007 (2)	13,500	13,500
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	4.050%	9/11/2007 (4)	43,500	43,500
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	4.070%	9/11/2007 (2)	6,900	6,900
Pennsylvania Higher Educ. Assistance Agency Student Loan Rev. VRDO	4.070%	9/11/2007 (2)	34,200	34,200
Pennsylvania Higher Educ. Fac. Auth. Rev. (Carnegie Mellon Univ.) VRDO	3.930%	9/4/2007	26,025	26,025
Pennsylvania Higher Educ. Fac. Auth. Rev. (Carnegie Mellon Univ.) VRDO	3.930%	9/4/2007	33,665	33,665
Pennsylvania Higher Educ. Fac. Auth. Rev. (Carnegie Mellon Univ.) VRDO	3.930%	9/4/2007	21,975	21,975
Pennsylvania Higher Educ. Fac. Auth. Rev. (Carnegie Mellon Univ.) VRDO	3.930%	9/4/2007	3,000	3,000
Pennsylvania Higher Educ. Fac. Auth. Rev. (College of Optometry) VRDO	4.000%	9/11/2007 LOC	12,500	12,500
Pennsylvania Higher Educ. Fac. Auth. Rev. (Drexel Univ.) VRDO	3.940%	9/11/2007 LOC	20,940	20,940
Pennsylvania Higher Educ. Fac. Auth. Rev. (Drexel Univ.) VRDO	3.950%	9/11/2007 LOC	22,500	22,500
Pennsylvania Higher Educ. Fac. Auth. Rev. (Drexel Univ.) VRDO	3.970%	9/11/2007 (1)	30,525	30,525
Pennsylvania Higher Educ. Fac. Auth. Rev. (Gannon Univ.) VRDO	3.970%	9/11/2007 LOC	7,885	7,885
Pennsylvania Higher Educ. Fac. Auth. Rev. (Kings College) VRDO	3.970%	9/11/2007 LOC	4,700	4,700
Pennsylvania Higher Educ. Fac. Auth. Rev. (Student Assn. Inc. Housing - California Univ. of Pennsylvania) VRDO	3.970%	9/11/2007 LOC	60,730	60,730
1Pennsylvania Higher Educ. Fac. Auth. Rev. (Temple Univ.) TOB VRDO	4.020%	9/11/2007 (1)	47,875	47,875
1Pennsylvania Higher Educ. Fac. Auth. Rev. (Temple Univ.) TOB VRDO	4.050%	9/11/2007 (1)	4,164	4,164
1Pennsylvania Higher Educ. Fac. Auth. Rev. (Thomas Jefferson Univ.) TOB VRDO	4.050%	9/11/2007 (2)	7,154	7,154
Pennsylvania Higher Educ. Fac. Auth. Rev. (Trustees Univ.)	5.000%	9/1/2007	5,570	5,570
Pennsylvania Higher Educ. Fac. Auth. Rev. (Trustees Univ.)	5.250%	9/1/2008	5,110	5,187
Pennsylvania Higher Educ. Fac. Auth. Rev. (Washington & Jefferson Colleges) VRDO	4.030%	9/11/2007 LOC	4,000	4,000
1Pennsylvania Higher Educ. Fac. Auth. Rev. TOB VRDO	4.020%	9/11/2007 (10)	4,370	4,370
1Pennsylvania Higher Educ. Fac. Auth. Rev. TOB VRDO	4.020%	9/11/2007 (1)	16,855	16,855
1Pennsylvania Higher Educ. Fac. Auth. Rev. TOB VRDO	4.030%	9/11/2007	4,875	4,875
1Pennsylvania Housing Finance Agency Rev. (Single Family Mortgage) TOB VRDO	4.050%	9/11/2007	8,575	8,575
1Pennsylvania Housing Finance Agency Rev. (Single Family Mortgage) TOB VRDO	4.060%	9/11/2007	6,855	6,855
Pennsylvania Housing Finance Agency Rev. (Single Family Mortgage) VRDO	3.950%	9/11/2007	40,615	40,615
Pennsylvania Housing Finance Agency Rev. (Single Family Mortgage) VRDO	3.950%	9/11/2007	15,690	15,690
Pennsylvania Housing Finance Agency Rev. (Single Family Mortgage) VRDO	3.950%	9/11/2007	10,700	10,700
Pennsylvania Housing Finance Agency Rev. (Single Family Mortgage) VRDO	4.020%	9/11/2007	31,930	31,930
Pennsylvania Housing Finance Agency Rev. (Single Family Mortgage) VRDO	4.070%	9/11/2007	23,905	23,905
Pennsylvania Housing Finance Agency Rev. (Single Family Mortgage) VRDO	4.070%	9/11/2007	31,250	31,250
1Pennsylvania Housing Finance Agency Rev. TOB VRDO	4.040%	9/11/2007	8,545	8,545
1Pennsylvania Housing Finance Agency Rev. TOB VRDO	4.040%	9/11/2007	9,990	9,990
1Pennsylvania Housing Finance Agency Rev. TOB VRDO	4.050%	9/11/2007	1,730	1,730
1Pennsylvania Housing Finance Agency Rev. TOB VRDO	4.050%	9/11/2007	6,500	6,500
1Pennsylvania Housing Finance Agency Rev. TOB VRDO	4.050%	9/11/2007	10,090	10,090
1Pennsylvania Housing Finance Agency Rev. TOB VRDO	4.060%	9/11/2007	5,995	5,995
1Pennsylvania Housing Finance Agency Rev. TOB VRDO	4.060%	9/11/2007	7,495	7,495
1Pennsylvania Housing Finance Agency Rev. TOB VRDO	4.070%	9/11/2007	9,930	9,930
Pennsylvania Housing Finance Agency Rev. VRDO	3.950%	9/11/2007	30,000	30,000
Pennsylvania Housing Finance Agency Rev. VRDO	3.950%	9/11/2007	10,000	10,000
Pennsylvania Housing Finance Agency Rev. VRDO	4.020%	9/11/2007	11,865	11,865
Pennsylvania Housing Finance Agency Rev. VRDO	4.070%	9/11/2007	20,000	20,000
Pennsylvania Housing Finance Agency Rev. VRDO	4.070%	9/11/2007	9,495	9,495
1Pennsylvania IDA Rev. TOB VRDO	4.050%	9/11/2007 (2)	5,140	5,140
Pennsylvania Intergovernmental Cooperation Auth. Rev. VRDO	3.980%	9/11/2007 (2)	4,320	4,320
1Pennsylvania Public School Auth. Rev. TOB VRDO	4.040%	9/11/2007 (4)	52,080	52,080
1Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia) TOB PUT	3.690%	2/21/2008 (4)	30,845	30,845
1Pennsylvania Public School Building Auth. Lease Rev. TOB VRDO	4.020%	9/11/2007 (4)	16,725	16,725
1Pennsylvania State Univ. Rev. TOB VRDO	4.028%	9/11/2007	6,540	6,540
1Pennsylvania State Univ. Rev. TOB VRDO	4.050%	9/11/2007	6,905	6,905
1Pennsylvania State Univ. Rev. TOB VRDO	4.050%	9/11/2007	7,065	7,065
Pennsylvania State Univ. Rev. VRDO	3.940%	9/11/2007	73,275	73,275
Pennsylvania State Univ. Rev. VRDO	3.940%	9/11/2007	5,300	5,300
1Pennsylvania State Univ. TOB VRDO	4.050%	9/11/2007 (2)	20,000	20,000
1Pennsylvania Turnpike Comm. Oil Franchise Tax Rev. TOB VRDO	4.030%	9/11/2007 (1)	2,575	2,575
1Pennsylvania Turnpike Comm. Oil Franchise Tax Rev. TOB VRDO	4.050%	9/11/2007 (2)	25,430	25,430
1Pennsylvania Turnpike Comm. Registration Fee Rev. TOB VRDO	4.020%	9/11/2007 (4)	9,965	9,965
1Pennsylvania Turnpike Comm. Registration Fee Rev. TOB VRDO	4.030%	9/11/2007 (4)	6,905	6,905
1Pennsylvania Turnpike Comm. Rev. TOB VRDO	4.040%	9/11/2007 (2)	25,430	25,430
1Pennsylvania Turnpike Comm. Rev. TOB VRDO	4.050%	9/11/2007 (2)	3,795	3,795
Pennsylvania Turnpike Comm. Rev. VRDO	3.920%	9/11/2007	39,500	39,500
Pennsylvania Turnpike Comm. Rev. VRDO	3.940%	9/11/2007	5,500	5,500
Pennsylvania Turnpike Comm. Rev. VRDO	3.940%	9/11/2007	39,660	39,660
Pennsylvania Turnpike Comm. Rev. VRDO	3.940%	9/11/2007	28,300	28,300
Pennsylvania Turnpike Comm. Rev. VRDO	3.970%	9/11/2007	42,805	42,805
Philadelphia PA Airport Rev. VRDO	3.970%	9/11/2007 (1)	15,000	15,000
Philadelphia PA Airport Rev. VRDO	4.000%	9/11/2007 (1)	10,600	10,600
Philadelphia PA Auth. IDR (Girard Estate Aramark Project) VRDO	3.960%	9/11/2007 LOC	4,000	4,000
Philadelphia PA Auth. IDR (PA Academy of Fine Arts) VRDO	4.000%	9/11/2007 LOC	10,840	10,840
1Philadelphia PA GO TOB VRDO	4.030%	9/11/2007 (11)	16,625	16,625
1Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) TOB VRDO	4.030%	9/11/2007	17,090	17,090
1Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) TOB VRDO	4.030%	9/11/2007	9,625	9,625
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	3.890%	9/4/2007	5,000	5,000
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	3.930%	9/4/2007	27,900	27,900
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Jefferson Health System) PUT	3.680%	2/4/2008	16,900	16,900
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Wills Eye Hosp.) VRDO	3.960%	9/11/2007 LOC	11,115	11,115
1Philadelphia PA IDA Rev. (Philadelphia Airport System) TOB VRDO	4.060%	9/11/2007 (1)	3,750	3,750
1Philadelphia PA IDA Rev. TOB VRDO	3.992%	9/11/2007 (3)	14,450	14,450
1Philadelphia PA IDA Rev. TOB VRDO	4.010%	9/11/2007 (4)	9,990	9,990
Philadelphia PA IDA Rev. VRDO	3.970%	9/11/2007 LOC	9,500	9,500
1Philadelphia PA Redev. Auth. Rev. TOB VRDO	4.030%	9/11/2007 (3)	18,100	18,100
1Philadelphia PA School Dist. TOB VRDO	4.030%	9/11/2007 (3)	11,040	11,040
1Philadelphia PA School Dist. TOB VRDO	4.050%	9/11/2007 (3)	6,560	6,560
1Philadelphia PA School Dist. TOB VRDO	4.050%	9/11/2007 (3)	4,995	4,995
1Philadelphia PA School Dist. TOB VRDO	4.050%	9/11/2007 (3)	5,995	5,995
1Philadelphia PA School Dist. TOB VRDO	4.050%	9/11/2007 (2)	5,250	5,250
Philadelphia PA School Dist. TRAN	4.500%	6/27/2008 LOC	150,000	150,930
Philadelphia PA TRAN	4.500%	6/30/2008	10,000	10,067
1Philadelphia PA Water & Waste Water Rev. TOB VRDO	4.030%	9/11/2007 (4)	5,250	5,250
1Philadelphia PA Water & Waste Water Rev. TOB VRDO	4.030%	9/11/2007 (3)	5,250	5,250
1Philadelphia PA Water & Waste Water Rev. TOB VRDO	4.040%	9/11/2007 (4)	9,900	9,900
1Philadelphia PA Water & Waste Water Rev. TOB VRDO	4.040%	9/11/2007 (4)	32,910	32,910
1Philadelphia PA Water & Waste Water Rev. TOB VRDO	4.050%	9/11/2007 (4)	7,210	7,210
Pittsburgh PA School Dist. GO	5.250%	3/1/2008 (3)(Prere.)	7,000	7,052
Pittsburgh PA School Dist. GO	5.250%	3/1/2008 (3)(Prere.)	5,200	5,239
Pittsburgh PA School Dist. GO	5.350%	3/1/2008 (3)(Prere.)	3,510	3,538
1Pittsburgh PA Urban Redev. Auth. Single Family Mortgage Rev. TOB VRDO	4.070%	9/11/2007	8,480	8,480
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	3.980%	9/11/2007 (2)	2,150	2,150
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	3.980%	9/11/2007 (2)	6,300	6,300
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	4.000%	9/11/2007 (2)	3,000	3,000
Sayre PA Health Care Fac. Auth. Rev. (VHA of Pennsylvania, Pooled Capital Asset Financial Program) VRDO	4.000%	9/11/2007 (2)	2,800	2,800
1Seneca Valley PA School Dist. GO TOB VRDO	4.010%	9/11/2007 (1)	23,320	23,320
1Souderton PA School Dist. GO TOB VRDO	4.020%	9/11/2007 (3)	9,925	9,925
Southcentral Pennsylvania General Auth. Rev. (Wellspan Health) VRDO	3.920%	9/11/2007 (2)	30,225	30,225
Southcentral Pennsylvania General Auth. Rev. (Wellspan Health) VRDO	3.920%	9/11/2007 (2)	25,675	25,675
St. Mary's Hosp. Auth. Bucks County PA Rev. (Catholic Health Initiatives) VRDO	3.930%	9/11/2007	10,600	10,600
St. Mary's Hosp. Auth. Bucks County PA Rev. (Catholic Health Initiatives) VRDO	3.950%	9/11/2007	40,900	40,900
1St. Mary's Hosp. Auth. PA Health System Rev. (Catholic Health East) TOB VRDO	4.030%	9/11/2007	6,665	6,665
1State Public School Building Auth. Pennsylvania School Rev. (Philadelphia School Dist.) TOB VRDO	4.050%	9/11/2007 (4)	4,568	4,568
1State Public School Building Auth. Pennsylvania School Rev. (Philadelphia School Dist.) TOB VRDO	4.050%	9/11/2007 (4)	4,665	4,665
1Swarthmore Borough Auth. PA College Rev. TOB VRDO	4.030%	9/11/2007	7,940	7,940
Temple Univ. of the Commonwealth System of Higher Educ. Pennsylvania Univ. Funding Obligation	4.250%	4/24/2008	25,000	25,098
Union County PA Higher Educ. Auth. Rev. (Bucknell Univ.) VRDO	3.930%	9/11/2007	6,325	6,325
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	4.050%	9/11/2007	8,000	8,000
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	4.100%	9/11/2007	400	400
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	4.100%	9/11/2007	5,000	5,000
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	4.100%	9/11/2007	5,000	5,000
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	4.100%	9/11/2007	4,700	4,700
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	4.100%	9/11/2007	13,600	13,600
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	4.100%	9/11/2007	1,500	1,500
Venango PA IDA (Scrubgrass Project) CP	3.780%	11/16/2007 LOC	15,720	15,720
1West Chester PA Area School Dist. GO TOB VRDO	4.030%	9/11/2007 (4)	4,700	4,700
York County PA IDA (PECO) CP	3.660%	11/14/2007 LOC	16,440	16,440
Outside Pennsylvania:
1Puerto Rico Electric Power Auth. Rev. TOB VRDO	4.000%	9/11/2007 (1)	9,950	9,950
1Puerto Rico Highway & Transp. Auth. Rev. TOB VRDO	3.950%	9/11/2007 (1)	11,195	11,195
1Puerto Rico Highway & Transp. Auth. Rev. TOB VRDO	4.000%	9/11/2007	26,000	26,000
1Puerto Rico Ind. Medical & Environmental Fac. Finance Auth. Rev. PCR (Abbott Laboratories) PUT	3.950%	3/1/2008	7,000	7,000
1Puerto Rico Public Buildings Auth. Govt. Fac. Rev. TOB VRDO	4.020%	9/11/2007 (10)	11,250	11,250
1Puerto Rico Sales Tax Financing Corp. Rev. TOB VRDO	4.020%	9/11/2007 (1)(3)	10,425	10,425
1Puerto Rico Sales Tax Financing Corp. Rev. TOB VRDO	4.030%	9/11/2007 (3)	5,000	5,000

Total Municipal Bonds
(Cost $4,001,746)				4,001,746

Other Assets and Liabilities—Net (0.8%)				32,932

Net Assets (100%)				4,034,678

1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2007, the aggregate value of these securities was $1,328,021,000, representing 32.9% of net assets.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Vanguard Pennsylvania Long-Term Tax-Exempt Fund
Schedule of Investments
August 31, 2007

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (98.9%)

Abington PA School Dist. GO	5.000%	4/1/2032 (4)	6,495	6,655
Adams County PA GO	5.300%	5/15/2011 (3)(Prere.)	10,240	10,804
Allegheny County PA GO	0.000%	4/1/2010 (1)	2,000	1,811
Allegheny County PA GO	5.250%	5/1/2011 (3)(Prere.)	3,000	3,159
Allegheny County PA GO	5.500%	5/1/2011 (3)(Prere.)	445	472
Allegheny County PA GO	5.750%	5/1/2011 (3)(Prere.)	730	781
Allegheny County PA GO	5.750%	11/1/2011 (3)	995	1,065
Allegheny County PA GO	5.375%	11/1/2012 (1)(Prere.)	3,725	4,018
Allegheny County PA GO	5.375%	11/1/2012 (1)(Prere.)	2,000	2,157
Allegheny County PA GO	5.375%	11/1/2012 (1)(Prere.)	2,880	3,106
Allegheny County PA GO	5.375%	11/1/2012 (1)(Prere.)	2,645	2,853
Allegheny County PA GO	5.500%	11/1/2014 (3)	605	640
Allegheny County PA GO	5.375%	11/1/2016 (1)	4,100	4,391
Allegheny County PA GO	5.375%	11/1/2017 (1)	3,600	3,836
Allegheny County PA GO	6.000%	7/1/2023 (1)	5,745	6,628
Allegheny County PA GO	5.000%	11/1/2032 (4)	3,500	3,604
Allegheny County PA Higher Educ. Auth. Rev. (Univ. of Pittsburgh Medical Center Children's Hosp.) VRDO	3.960%	9/11/2007 LOC	17,100	17,100
Allegheny County PA Higher Educ. Building Auth. (Carnegie Mellon Univ.)	5.125%	3/1/2032	3,000	3,041
Allegheny County PA Hosp. Dev. Auth. Rev. (Catholic Health East)	5.250%	11/15/2013 (2)	1,000	1,035
Allegheny County PA Hosp. Dev. Auth. Rev. (Magee Women's Hosp.)	6.000%	10/1/2010 (3)	4,235	4,418
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh)	6.000%	7/1/2026 (1)	4,625	5,390
Allegheny County PA Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh)	6.000%	7/1/2027 (1)	9,325	10,890
Allegheny County PA Port Auth. Rev.	5.375%	3/1/2012 (3)	4,965	5,269
Allegheny County PA Port Auth. Rev.	5.500%	3/1/2014 (3)	2,355	2,505
Allegheny County PA Port Auth. Rev.	5.500%	3/1/2016 (3)	1,500	1,596
Allegheny County PA Port Auth. Rev.	5.500%	3/1/2017 (3)	2,750	2,927
Allegheny County PA Sanitation Auth. Sewer Rev.	5.500%	12/1/2010 (1)(Prere.)	6,880	7,308
Allegheny County PA Sanitation Auth. Sewer Rev.	6.000%	12/1/2010 (1)	1,500	1,605
Allegheny County PA Sanitation Auth. Sewer Rev.	6.000%	12/1/2011 (1)	1,490	1,605
Allegheny County PA Sanitation Auth. Sewer Rev.	5.750%	12/1/2012 (1)	1,180	1,261
Allegheny County PA Sanitation Auth. Sewer Rev.	5.375%	12/1/2016 (1)	3,545	3,790
Allegheny County PA Sanitation Auth. Sewer Rev.	5.500%	12/1/2016 (3)(ETM)	11,295	11,607
Allegheny County PA Sanitation Auth. Sewer Rev.	5.375%	12/1/2018 (1)	15,000	15,961
Allegheny County PA Sanitation Auth. Sewer Rev.	5.500%	12/1/2030 (1)	2,150	2,255
Allegheny County PA Sanitation Auth. Sewer Rev.	5.000%	12/1/2032 (3)	12,000	12,344
Annville Cleona PA School Dist.	6.000%	3/1/2028 (4)	1,500	1,662
Annville Cleona PA School Dist.	6.000%	3/1/2031 (4)	2,475	2,736
Bensalem Township PA School Dist. GO	5.250%	6/15/2024 (3)	3,700	3,936
Berks County PA GO	0.000%	11/15/2013 (3)	7,250	5,660
Berks County PA GO	0.000%	11/15/2014 (3)	8,615	6,417
Berks County PA GO	0.000%	11/15/2015 (3)	6,250	4,444
Berks County PA Hosp. Rev. (Reading Hosp.)	5.700%	10/1/2014 (1)	4,500	4,839
Bethlehem PA Area School Dist.	5.375%	3/15/2012 (3)(Prere.)	7,500	8,024
Blair County PA Hosp. Auth. Rev. (Altoona Hosp.)	5.500%	7/1/2016 (2)	4,480	4,841
Bristol Borough PA School Dist. GO	5.250%	9/1/2015 (4)(Prere.)	3,635	3,957
Bucks County PA IDA (Pennswood Village Project)	6.000%	10/1/2012 (Prere.)	2,600	2,877
Carlisle PA Area School Dist. GO	5.375%	3/1/2012 (1)(Prere.)	1,550	1,657
Carlisle PA Area School Dist. GO	5.375%	3/1/2012 (1)(Prere.)	1,725	1,845
Carlisle PA Area School Dist. GO	5.375%	3/1/2012 (1)(Prere.)	1,820	1,946
Carlisle PA Area School Dist. GO	5.375%	3/1/2012 (1)(Prere.)	1,635	1,748
Catholic Health East Pennsylvania Health Systems Rev.	5.375%	11/15/2014 (Prere.)	3,000	3,270
Catholic Health East Pennsylvania Health Systems Rev.	5.500%	11/15/2014 (Prere.)	1,400	1,537
Central Bucks PA School Dist.	5.500%	5/15/2012 (3)(Prere.)	5,540	5,969
Central Bucks PA School Dist.	5.500%	5/15/2012 (3)(Prere.)	2,400	2,586
Central Bucks PA School Dist.	5.500%	5/15/2012 (3)(Prere.)	1,500	1,616
Central Bucks PA School Dist.	5.500%	5/15/2012 (3)(Prere.)	3,785	4,078
Chambersburg PA Area School Dist. GO	5.250%	3/1/2029 (3)	3,805	3,977
Chester County PA GO	5.000%	5/15/2015 (Prere.)	13,355	14,287
Chester County PA GO	5.000%	7/15/2026	4,345	4,520
Chester County PA GO	5.000%	7/15/2027	5,000	5,189
Chester County PA Health & Educ. Fac. Auth. Rev. (Devereux Foundation)	5.000%	11/1/2031	2,250	2,176
Chester County PA Health & Educ. Fac. Auth. Rev. (Jefferson Health System)	5.125%	5/15/2018 (2)	12,445	12,655
Chester County PA Health & Educ. Fac. Auth. Rev. (Jefferson Health System)	5.250%	5/15/2022 (2)	36,580	37,204
Chester County PA IDA (Archdiocese of Philadelphia) VRDO	4.000%	9/4/2007 LOC	3,440	3,440
Chester County PA School Auth. Rev.	5.000%	4/1/2023 (2)	2,670	2,747
Chester County PA School Auth. Rev.	5.000%	4/1/2024 (2)	1,000	1,027
Chester County PA School Auth. Rev.	5.000%	4/1/2026 (2)	1,575	1,609
Coatesville PA School Dist. GO	5.250%	8/15/2014 (4)(Prere.)	6,645	7,216
Commonwealth Financing Auth. Pennsylvania Rev.	5.250%	6/1/2023 (1)	13,535	14,301
Cumberland County PA Muni. Auth. College Rev. (Dickinson College)	5.500%	11/1/2010 (2)(Prere.)	3,230	3,403
Cumberland County PA Muni. Auth. Rev. (Diakon Lutheran Ministries)	5.000%	1/1/2027	2,700	2,581
Cumberland County PA Muni. Auth. Rev. (Diakon Lutheran Ministries)	5.000%	1/1/2036	6,750	6,222
Dallas PA School Dist. GO	5.000%	4/1/2029 (11)	5,820	5,999
Danville PA Area School Dist. GO	5.000%	5/1/2037 (4)	7,970	8,160
Dauphin County PA General Auth. Health System Rev. (Pinnacle Health)	5.500%	8/15/2028 (1)	9,415	10,385
Dauphin County PA General Auth. Hosp. Rev. (West Pennsylvania Hosp.)	5.500%	7/1/2013 (1)(ETM)	5,000	5,247
Delaware County PA Auth. Rev. (Catholic Health East)	5.250%	11/15/2012 (2)	3,300	3,415
Delaware County PA Auth. Rev. (Catholic Health East)	5.250%	11/15/2013 (2)	4,665	4,827
Delaware County PA Auth. Univ. Rev. (Villanova Univ.)	5.000%	8/1/2024 (1)	4,000	4,126
Delaware County PA Hosp. Auth. Rev. (Crozer Keystone Obligated Group)	5.000%	12/15/2031	10,000	9,134
Delaware County PA Hosp. Auth. Rev. (Crozer-Chester Medical Center)	5.300%	12/1/2027	8,905	8,608
Delaware County PA Regional Water Quality Control Auth. Rev.	5.500%	5/1/2014 (3)	2,405	2,559
Delaware County PA Regional Water Quality Control Auth. Rev.	5.500%	5/1/2016 (3)	2,685	2,858
Delaware River Joint Toll Bridge Comm. Pennsylvania & New Jersey Rev.	5.250%	7/1/2019 (1)	1,645	1,755
Delaware River Joint Toll Bridge Comm. Pennsylvania & New Jersey Rev.	5.500%	7/1/2019 (1)	4,835	5,455
Delaware River Joint Toll Bridge Comm. Pennsylvania & New Jersey Rev.	5.250%	7/1/2020 (1)	1,735	1,845
Delaware River Joint Toll Bridge Comm. Pennsylvania & New Jersey Rev.	5.500%	7/1/2020 (1)	5,105	5,785
Delaware River Joint Toll Bridge Comm. Pennsylvania & New Jersey Rev.	5.250%	7/1/2021 (1)	1,825	1,932
Delaware River Joint Toll Bridge Comm. Pennsylvania & New Jersey Rev.	5.250%	7/1/2022 (1)	1,920	2,023
Delaware River Joint Toll Bridge Comm. Pennsylvania & New Jersey Rev.	5.250%	7/1/2023 (1)	2,020	2,144
Delaware River Port Auth. Pennsylvania & New Jersey Rev.	5.700%	1/1/2023 (4)	8,345	8,658
East Stroudsburg PA Area School Dist. GO	5.000%	9/1/2029 (4)	7,085	7,310
Erie County PA GO	5.000%	9/1/2015 (3)(Prere.)	5,525	5,921
Erie County PA Hosp. Auth. Rev. (Hamot Health Foundation)	5.000%	11/1/2035 (11)	7,000	7,039
Erie PA School Dist. GO	0.000%	9/1/2010 (4)	5,665	5,047
Erie PA School Dist. GO	5.800%	9/1/2010 (2)(Prere.)	4,500	4,767
Erie PA School Dist. GO	0.000%	9/1/2011 (4)	5,780	4,951
Erie PA School Dist. GO	0.000%	5/1/2016 (1)(ETM)	3,175	2,210
Erie PA School Dist. GO	0.000%	9/1/2018 (4)	830	510
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) VRDO	3.930%	9/4/2007	3,100	3,100
Hazleton PA Area School Dist. GO	5.500%	3/1/2011 (3)	3,740	3,930
Hazleton PA Area School Dist. GO	5.750%	3/1/2012 (3)	1,420	1,523
Hazleton PA Area School Dist. GO	6.000%	3/1/2016 (3)	18,245	19,454
Hazleton PA Area School Dist. GO	0.000%	3/1/2017 (3)	4,425	2,929
Hazleton PA Area School Dist. GO	0.000%	3/1/2022 (3)	5,265	2,673
Lake Lehman PA School Dist. GO	0.000%	4/1/2014 (1)	1,290	987
Lake Lehman PA School Dist. GO	0.000%	4/1/2015 (1)	1,295	945
Lake Lehman PA School Dist. GO	0.000%	4/1/2016 (1)	1,310	909
Lake Lehman PA School Dist. GO	0.000%	4/1/2017 (1)	1,315	867
Lake Lehman PA School Dist. GO	0.000%	4/1/2018 (1)	1,000	626
Lancaster County PA GO	5.500%	11/1/2016 (3)	1,025	1,097
Lancaster County PA GO	5.500%	11/1/2017 (3)	1,060	1,130
Lancaster County PA GO	5.500%	11/1/2018 (3)	1,120	1,194
Lancaster County PA GO	5.500%	11/1/2019 (3)	1,175	1,252
Lancaster County PA Hosp Auth Rev. (Lancaster General Hosp.)	5.000%	3/15/2026	9,205	9,260
Lancaster County PA Hosp Auth Rev. (Lancaster General Hosp.)	5.000%	3/15/2031	5,195	5,203
Lancaster County PA Hosp Auth Rev. (Lancaster General Hosp.)	5.000%	3/15/2036	7,370	7,337
Lancaster County PA Hosp. Auth. Rev. (Willow Valley Retirement Project)	5.875%	6/1/2021	1,000	1,032
Lancaster County PA Hosp. Auth. Rev. (Willow Valley Retirement Project)	5.875%	6/1/2031	6,000	6,153
Lancaster PA Higher Educ. Auth. Rev. (Franklin & Marshall College)	5.000%	4/15/2022	1,135	1,169
Lancaster PA Higher Educ. Auth. Rev. (Franklin & Marshall College)	5.000%	4/15/2027	2,775	2,829
Latrobe PA IDA (Saint Vincent College)	5.600%	5/1/2021	1,635	1,685
Latrobe PA IDA (Saint Vincent College)	5.700%	5/1/2031	2,165	2,214
Lebanon County Health Fac. Auth. Rev. (Good Samaritan)	6.000%	11/15/2035	10,500	10,700
Lehigh County PA General Purpose Hosp. Auth. Rev. (Lehigh Valley Health Network)	5.375%	7/1/2014 (4)	900	949
Lehigh County PA General Purpose Hosp. Auth. Rev. (Lehigh Valley Health Network)	7.000%	7/1/2016 (1)	4,415	5,101
Lehigh County PA General Purpose Hosp. Auth. Rev. (Lehigh Valley Health Network) VRDO	3.900%	9/4/2007 (2)	2,475	2,475
Lower Merion PA School Dist. GO	5.000%	9/1/2028	7,845	8,133
Lower Merion PA School Dist. GO	5.000%	9/1/2030	8,670	8,960
Luzerne County PA GO	0.000%	11/15/2012 (1)(Prere.)	2,390	1,461
Luzerne County PA GO	0.000%	11/15/2012 (1)(Prere.)	2,360	1,536
Luzerne County PA GO	5.250%	12/15/2021 (3)	5,320	5,801
McKeesport PA Area School Dist. GO	0.000%	10/1/2007 (1)	2,080	2,073
McKeesport PA Area School Dist. GO	0.000%	10/1/2008 (1)	2,270	2,179
McKeesport PA Area School Dist. GO	0.000%	10/1/2009 (1)	2,020	1,865
McKeesport PA Area School Dist. GO	0.000%	10/1/2010 (1)	1,840	1,634
McKeesport PA Area School Dist. GO	0.000%	10/1/2011 (1)	1,835	1,567
McKeesport PA Area School Dist. GO	0.000%	10/1/2014 (1)	2,040	1,527
McKeesport PA Area School Dist. GO	0.000%	10/1/2015 (1)	2,040	1,458
McKeesport PA Area School Dist. GO	0.000%	10/1/2016 (1)	4,655	3,161
McKeesport PA Area School Dist. GO	0.000%	10/1/2018 (2)(ETM)	425	262
McKeesport PA Area School Dist. GO	0.000%	10/1/2018 (2)	2,650	1,622
McKeesport PA Area School Dist. GO	0.000%	10/1/2024 (2)(ETM)	2,480	1,105
McKeesport PA Area School Dist. GO	0.000%	10/1/2024 (2)	520	230
McKeesport PA Area School Dist. GO	0.000%	10/1/2028 (2)	2,340	828
Monroe County PA Hosp. Auth. Rev. (Pocono Medical Center)	5.000%	1/1/2027	2,000	1,891
Monroe County PA Hosp. Auth. Rev. (Pocono Medical Center)	5.125%	1/1/2037	3,000	2,812
Monroe County PA Hosp. Auth. Rev. (Pocono Medical Center)	5.250%	1/1/2043	6,450	6,041
Montgomery County PA GO	5.000%	7/15/2019	8,800	8,994
Montgomery County PA GO	5.250%	10/15/2024	2,660	2,920
Montgomery County PA GO	5.250%	10/15/2025	2,000	2,195
Montgomery County PA GO	5.000%	10/15/2028	13,235	13,675
Montgomery County PA GO	5.000%	10/15/2031	6,450	6,650
Montgomery County PA Higher Educ. & Health Auth. Rev. (Catholic Health East)	5.375%	11/15/2014 (Prere.)	2,175	2,370
Montgomery County PA Higher Educ. & Health Auth. Rev. (Dickinson College)	5.000%	5/1/2031 (11)	5,750	5,851
Montgomery County PA Higher Educ. & Health Auth. Rev. (Holy Redeemer Health System)	5.250%	1/1/2036	17,500	16,305
Montgomery County PA IDA Rev. (Hill School)	5.000%	8/15/2025 (1)	6,500	6,698
Montgomery County PA IDA Rev. (Hill School)	5.000%	8/15/2026 (1)	3,550	3,648
Montgomery County PA IDA Rev. (Hill School)	5.000%	8/15/2027 (1)	3,300	3,387
North Hills PA School Dist. GO	5.250%	11/15/2007 (3)(Prere.)	7,440	7,462
North Hills PA School Dist. GO	5.250%	12/15/2015 (4)(Prere.)	5,030	5,485
North Pocono PA School Dist. GO	5.000%	3/15/2026 (3)	4,035	4,148
Northeastern PA Hosp. & Educ. Health Rev. (Wyoming Valley Health)	5.250%	1/1/2016 (2)	5,910	6,009
Northeastern PA Hosp. & Educ. Health Rev. (Wyoming Valley Health)	5.250%	1/1/2026 (2)	2,850	2,888
Norwin PA School Dist. GO	5.000%	4/1/2016 (4)(Prere.)	7,000	7,499
1Norwin PA School Dist. GO TOB VRDO	4.020%	9/11/2007 (4)	16,615	16,615
Owen J. Roberts School Dist. Pennsylvania GO	5.500%	8/15/2017 (4)	1,495	1,599
Owen J. Roberts School Dist. Pennsylvania GO	5.000%	5/15/2031 (4)	8,000	8,215
Owen J. Roberts School Dist. Pennsylvania GO	5.000%	5/15/2035 (4)	5,000	5,127
Parkland PA School Dist. GO	5.375%	9/1/2015 (3)	3,050	3,347
Parkland PA School Dist. GO	5.375%	9/1/2016 (3)	2,000	2,201
Pennsbury PA School Dist. GO	5.250%	8/1/2024 (4)	9,135	9,585
Pennsylvania Convention Center Auth. Rev.	6.700%	9/1/2016 (3)(ETM)	25,150	28,723
Pennsylvania Convention Center Auth. Rev.	6.000%	9/1/2019 (3)(ETM)	14,275	16,444
Pennsylvania GO	5.250%	10/15/2010 (Prere.)	8,850	9,332
Pennsylvania GO	5.250%	10/15/2010 (Prere.)	11,300	11,916
Pennsylvania GO	6.000%	1/15/2011	3,000	3,181
Pennsylvania GO	5.250%	10/15/2011	11,200	11,794
Pennsylvania GO	5.375%	7/1/2021	26,785	29,526
Pennsylvania GO	5.000%	1/1/2026	40,450	41,698
Pennsylvania Higher Educ. Assistance Agency Rev.	6.125%	12/15/2010 (1)(Prere.)	2,000	2,149
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev. (Allegheny/Delaware Valley Obligated Group)	5.875%	11/15/2016 (1)	19,900	20,322
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev. (Allegheny/Delaware Valley Obligated Group)	5.875%	11/15/2021 (1)	6,505	6,643
Pennsylvania Higher Educ. Fac. Auth. Health Services Rev. (Allegheny/Delaware Valley Obligated Group)	5.875%	11/15/2021 (1)	3,040	3,101
Pennsylvania Higher Educ. Fac. Auth. Rev.	5.500%	6/15/2017 (2)	935	977
Pennsylvania Higher Educ. Fac. Auth. Rev.	5.625%	6/15/2019 (2)	1,160	1,215
Pennsylvania Higher Educ. Fac. Auth. Rev. (Bryn Mawr College)	5.250%	12/1/2012 (2)	11,120	11,931
Pennsylvania Higher Educ. Fac. Auth. Rev. (Bryn Mawr College)	5.000%	12/1/2037 (2)	14,170	14,454
Pennsylvania Higher Educ. Fac. Auth. Rev. (Carnegie Mellon Univ.) VRDO	3.930%	9/4/2007	1,100	1,100
Pennsylvania Higher Educ. Fac. Auth. Rev. (Foundation for Indiana Univ. of Pennsylvania Student Housing)	4.041%	7/1/2017 (10)	6,500	6,482
Pennsylvania Higher Educ. Fac. Auth. Rev. (Foundation for Indiana Univ. of Pennsylvania Student Housing)	5.125%	7/1/2039 (10)	17,130	17,465
Pennsylvania Higher Educ. Fac. Auth. Rev. (Philadelphia Univ.)	5.125%	6/1/2025	3,500	3,410
Pennsylvania Higher Educ. Fac. Auth. Rev. (Philadelphia Univ.)	5.250%	6/1/2032	6,350	6,095
Pennsylvania Higher Educ. Fac. Auth. Rev. (Slippery Rock Univ. Foundation)	5.000%	7/1/2031 (10)	10,460	10,663
Pennsylvania Higher Educ. Fac. Auth. Rev. (Slippery Rock Univ. Foundation)	5.000%	7/1/2037 (10)	3,500	3,540
Pennsylvania Higher Educ. Fac. Auth. Rev. (Temple Univ.)	5.250%	4/1/2008 (1)(Prere.)	2,320	2,363
Pennsylvania Higher Educ. Fac. Auth. Rev. (Temple Univ.)	5.250%	4/1/2011 (1)	1,225	1,247
Pennsylvania Higher Educ. Fac. Auth. Rev. (Temple Univ.)	5.000%	4/1/2033 (1)	24,225	24,750
Pennsylvania Higher Educ. Fac. Auth. Rev. (Thomas Jefferson Univ.)	5.000%	9/1/2039 (2)	13,500	13,714
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Pennsylvania)	5.000%	7/15/2038	20,625	21,014
Pennsylvania Higher Educ. Fac. Auth. Rev. (Univ. of Scranton)	5.000%	11/1/2028 (10)	4,080	4,160
Pennsylvania Higher Educ. Fac. Auth. Rev. (UPMC Health Systems)	6.250%	1/15/2016	3,120	3,375
Pennsylvania Higher Educ. Fac. Auth. Rev. (UPMC Health Systems)	6.000%	1/15/2022	5,000	5,333
Pennsylvania Higher Educ. Fac. Auth. Rev. (UPMC Health Systems)	6.000%	1/15/2031	5,000	5,312
Pennsylvania Higher Educ. Fac. Auth. Rev. (Widener)	5.000%	7/15/2020	2,360	2,378
Pennsylvania Higher Educ. Fac. Auth. Rev. (Widener)	5.000%	7/15/2026	1,200	1,174
Pennsylvania Higher Educ. Fac. Auth. Rev. (Widener)	5.000%	7/15/2031	1,605	1,542
Pennsylvania Higher Educ. Fac. Auth. Rev. (Widener)	5.400%	7/15/2036	3,000	3,012
Pennsylvania Higher Educ. Fac. Auth. Rev. (Widener)	5.000%	7/15/2039	3,000	2,818
Pennsylvania Higher Educ. Fac. Auth. Rev. PUT	5.000%	5/1/2011 LOC	9,215	9,444
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/2016 (2)	14,865	16,070
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/2017 (2)	7,000	7,536
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/2018 (2)	7,630	8,212
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/2019 (2)	6,340	6,824
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/2020 (2)	4,495	4,838
Pennsylvania IDA Rev. (Econ. Dev.)	5.500%	7/1/2021 (2)	8,130	8,750
Pennsylvania Intergovernmental Cooperation Auth. Rev.	5.250%	6/15/2017 (3)	7,830	8,023
Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/2027 (4)	12,880	13,137
Pennsylvania Public School Building Auth. Lease Rev. (School Dist. of Philadelphia)	5.000%	6/1/2031 (4)	5,000	5,092
Pennsylvania State Univ. Rev.	5.000%	9/1/2024	10,625	10,941
Pennsylvania State Univ. Rev.	5.000%	9/1/2024	3,000	3,100
Pennsylvania State Univ. Rev.	5.250%	8/15/2025	5,360	5,838
Pennsylvania State Univ. Rev.	5.000%	9/1/2029	2,500	2,566
Pennsylvania State Univ. Rev.	5.000%	9/1/2029	7,625	7,806
Pennsylvania State Univ. Rev.	5.000%	9/1/2034	16,700	17,066
Pennsylvania State Univ. Rev.	5.000%	9/1/2035	14,000	14,324
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.000%	12/1/2013 (1)(Prere.)	6,000	6,397
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.000%	12/1/2026 (2)	4,000	4,110
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.000%	12/1/2027 (2)	3,000	3,078
Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/2011 (2)(Prere.)	1,505	1,608
Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/2011 (2)(Prere.)	2,500	2,672
Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/2011 (2)(Prere.)	6,370	6,807
Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/2011 (2)(Prere.)	1,000	1,069
Pennsylvania Turnpike Comm. Rev.	5.375%	7/15/2011 (2)(Prere.)	7,550	8,068
Pennsylvania Turnpike Comm. Rev.	5.500%	7/15/2011 (2)(Prere.)	12,010	12,888
Pennsylvania Turnpike Comm. Rev.	5.625%	6/1/2012 (3)	9,000	9,658
Pennsylvania Turnpike Comm. Rev.	5.250%	7/15/2027 (4)	4,000	4,369
Pennsylvania Turnpike Comm. Rev.	5.250%	7/15/2028 (4)	9,375	10,306
Pennsylvania Turnpike Comm. Rev.	5.250%	7/15/2030 (4)	10,925	11,988
Pennsylvania Turnpike Comm. Rev.	5.500%	12/1/2031 (2)	17,610	18,786
Pennsylvania Turnpike Comm. Rev.	5.250%	12/1/2032 (2)	15,000	15,492
Philadelphia PA Airport Parking Auth.	5.400%	9/1/2011 (2)	4,520	4,570
Philadelphia PA Airport Parking Auth.	5.400%	9/1/2012 (2)	5,990	6,056
Philadelphia PA Airport Parking Auth.	5.400%	9/1/2015 (2)	6,350	6,420
Philadelphia PA Airport Parking Auth.	5.500%	9/1/2018 (2)	4,250	4,298
Philadelphia PA Airport Parking Auth.	5.125%	2/15/2024 (2)	1,045	1,064
Philadelphia PA Airport Parking Auth.	5.250%	9/1/2029 (4)	3,530	3,623
Philadelphia PA Gas Works Rev.	5.250%	7/1/2011 (4)	3,965	4,009
Philadelphia PA Gas Works Rev.	5.375%	7/1/2012 (4)	4,000	4,048
Philadelphia PA Gas Works Rev.	5.375%	7/1/2014 (4)	4,310	4,361
Philadelphia PA Gas Works Rev.	5.375%	7/1/2016 (4)	13,280	14,452
Philadelphia PA Gas Works Rev.	5.375%	7/1/2018 (4)	11,555	12,569
Philadelphia PA Gas Works Rev.	5.000%	10/1/2027 (2)	5,155	5,265
Philadelphia PA Gas Works Rev.	5.000%	10/1/2028 (2)	9,585	9,798
Philadelphia PA Gas Works Rev.	5.000%	10/1/2037 (2)	6,000	6,085
Philadelphia PA GO	6.000%	11/15/2010 (3)	1,065	1,067
Philadelphia PA GO	6.000%	11/15/2011 (3)	1,145	1,147
Philadelphia PA GO	6.000%	11/15/2012 (3)	1,270	1,272
Philadelphia PA GO	6.000%	11/15/2013 (3)	715	716
Philadelphia PA GO	5.250%	3/15/2014 (4)	1,750	1,804
Philadelphia PA GO	5.250%	9/15/2014 (4)	7,460	7,812
Philadelphia PA GO	5.250%	3/15/2015 (4)	2,600	2,680
Philadelphia PA GO	5.250%	9/15/2015 (4)	4,775	5,000
Philadelphia PA GO	5.250%	9/15/2017 (4)	9,155	9,550
Philadelphia PA GO	5.250%	9/15/2018 (4)	2,135	2,222
Philadelphia PA GO	5.000%	8/1/2027 (11)	12,160	12,387
Philadelphia PA GO	5.000%	8/1/2029 (11)	13,380	13,669
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	3.930%	9/4/2007	16,500	16,500
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	3.930%	9/4/2007	10,600	10,600
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Jefferson Health System)	5.125%	5/15/2018 (2)	5,700	5,796
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Temple University Health System)	5.500%	7/1/2030	5,000	4,854
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.750%	6/15/2010 (3)	4,440	4,535
Philadelphia PA IDA Rev. (Philadelphia Airport System)	5.250%	6/15/2015 (3)	5,695	5,814
Philadelphia PA Redev. Auth. Rev.	5.500%	4/15/2015 (3)	3,000	3,194
Philadelphia PA Redev. Auth. Rev.	5.500%	4/15/2017 (3)	2,255	2,398
Philadelphia PA Redev. Auth. Rev.	5.500%	4/15/2019 (3)	2,815	2,991
Philadelphia PA Redev. Auth. Rev.	5.500%	4/15/2020 (3)	2,000	2,125
Philadelphia PA Redev. Auth. Rev.	5.500%	4/15/2022 (3)	5,275	5,562
Philadelphia PA School Dist. GO	5.250%	4/1/2009 (1)(Prere.)	3,000	3,071
Philadelphia PA School Dist. GO	5.750%	2/1/2011 (4)(Prere.)	6,415	6,835
Philadelphia PA School Dist. GO	5.750%	2/1/2011 (4)(Prere.)	7,420	7,906
Philadelphia PA School Dist. GO	5.250%	2/1/2012 (4)	1,000	1,058
Philadelphia PA School Dist. GO	5.500%	2/1/2012 (4)(Prere.)	1,800	1,932
Philadelphia PA School Dist. GO	5.500%	2/1/2012 (4)(Prere.)	2,000	2,146
Philadelphia PA School Dist. GO	5.500%	2/1/2012 (4)(Prere.)	1,000	1,073
Philadelphia PA School Dist. GO	5.500%	2/1/2012 (4)(Prere.)	6,200	6,653
Philadelphia PA School Dist. GO	5.500%	2/1/2012 (4)(Prere.)	2,000	2,146
Philadelphia PA School Dist. GO	5.500%	2/1/2012 (4)(Prere.)	2,500	2,683
Philadelphia PA School Dist. GO	5.625%	8/1/2012 (3)(Prere.)	6,500	7,061
Philadelphia PA School Dist. GO	5.625%	8/1/2012 (3)(Prere.)	6,000	6,518
Philadelphia PA School Dist. GO	5.625%	8/1/2012 (3)(Prere.)	1,000	1,086
Philadelphia PA School Dist. GO	5.625%	8/1/2012 (3)(Prere.)	1,000	1,086
Philadelphia PA School Dist. GO	5.000%	6/1/2026 (3)	5,000	5,243
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/2010 (3)	33,865	36,732
Philadelphia PA Water & Waste Water Rev.	7.000%	6/15/2011 (3)	35,685	39,730
Philadelphia PA Water & Waste Water Rev.	6.250%	8/1/2011 (1)	3,750	4,094
Philadelphia PA Water & Waste Water Rev.	5.250%	12/15/2014 (2)	7,100	7,666
Philadelphia PA Water & Waste Water Rev.	5.250%	11/1/2016 (3)	5,040	5,368
Philadelphia PA Water & Waste Water Rev.	5.250%	11/1/2017 (3)	5,460	5,786
Philadelphia PA Water & Waste Water Rev.	5.600%	8/1/2018 (1)(ETM)	925	982
Philadelphia PA Water & Waste Water Rev.	5.375%	11/1/2019 (3)	4,155	4,423
Pittsburgh PA GO	5.500%	3/1/2012 (2)(Prere.)	5,330	5,727
Pittsburgh PA GO	5.500%	3/1/2012 (2)(Prere.)	2,015	2,165
Pittsburgh PA GO	5.500%	9/1/2013 (2)	5,635	5,991
Pittsburgh PA GO	5.125%	9/1/2014 (3)	8,435	8,520
Pittsburgh PA GO	5.500%	9/1/2014 (2)	12,000	12,658
Pittsburgh PA GO	5.125%	9/1/2015 (3)	6,395	6,451
Pittsburgh PA GO	5.500%	9/1/2015 (2)	2,125	2,259
Pittsburgh PA GO	5.250%	9/1/2017 (3)	4,980	5,036
Pittsburgh PA School Dist. GO	0.000%	8/1/2009 (2)	4,000	3,717
Pittsburgh PA School Dist. GO	5.375%	9/1/2014 (4)	1,755	1,909
Pittsburgh PA School Dist. GO	5.500%	9/1/2016 (4)	4,000	4,414
Pittsburgh PA School Dist. GO	5.500%	9/1/2018 (4)	2,880	3,202
2Pittsburgh PA Water & Sewer Auth. Rev.	7.250%	9/1/2014 (3)(ETM)	19,805	22,036
Pittsburgh PA Water & Sewer Auth. Rev.	0.000%	9/1/2027 (3)	12,765	4,782
Pittsburgh PA Water & Sewer Auth. Rev.	0.000%	9/1/2028 (3)	8,965	3,184
Pittsburgh PA Water & Sewer Auth. Rev.	0.000%	9/1/2029 (3)	31,755	10,691
Pocono Mountain PA School Dist. GO	5.000%	9/1/2031 (4)	9,000	9,247
Radnor Township PA GO	5.000%	11/1/2037 (1)	4,910	4,948
Radnor Township PA School Dist.	5.000%	8/15/2015 (4)(Prere.)	835	895
Radnor Township PA School Dist.	5.000%	2/15/2035 (4)	1,665	1,702
Reading PA School Dist. GO	0.000%	1/15/2015 (3)	9,260	6,507
Reading PA School Dist. GO	0.000%	1/15/2016 (3)	9,270	6,146
Reading PA School Dist. GO	0.000%	1/15/2028 (3)	10,000	3,686
Reading PA School Dist. GO	5.000%	1/15/2029 (4)	6,120	6,288
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	5.750%	12/1/2011 (Prere.)	2,225	2,418
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	5.875%	12/1/2011 (Prere.)	9,660	10,545
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	6.250%	12/1/2011 (Prere.)	1,480	1,637
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	6.250%	12/1/2011 (Prere.)	1,515	1,676
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	6.250%	12/1/2011 (Prere.)	1,850	2,047
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	6.250%	12/1/2011 (Prere.)	2,390	2,644
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	6.250%	12/1/2011 (Prere.)	4,915	5,437
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	6.250%	12/1/2011 (Prere.)	1,425	1,576
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	6.250%	12/1/2013	520	563
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	6.250%	12/1/2014	500	539
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	6.250%	12/1/2015	530	570
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	6.250%	12/1/2016	835	896
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	6.250%	12/1/2017	1,725	1,846
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	6.250%	12/1/2018	650	694
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	5.750%	12/1/2021	775	807
Sayre PA Health Care Fac. Auth. Rev. (Guthrie Health Care System)	5.875%	12/1/2031	2,840	2,942
Scranton PA School Dist. GO	5.250%	6/15/2027 (10)	2,750	2,888
Scranton PA School Dist. GO	5.250%	6/15/2031 (10)	2,375	2,487
Scranton-Lackawanna PA Health & Welfare Auth. Rev. (Mercy Health System)	5.625%	1/1/2016 (1)	5,490	5,607
Scranton-Lackawanna PA Health & Welfare Auth. Rev. (Mercy Health System)	5.700%	1/1/2023 (1)	9,205	9,395
Shamokin-Coal Township PA	5.000%	7/1/2030 (4)	5,700	5,859
Shamokin-Coal Township PA	5.000%	7/1/2036 (4)	8,500	8,694
Snyder County PA Higher Educ. Auth. Univ. Rev. (Susquehanna Univ. Project)	5.000%	1/1/2030 (11)	5,000	5,088
Somerset PA Area School Dist. GO	5.000%	3/15/2025 (4)	7,090	7,312
South Fork PA Hosp. Auth. Rev. (Conemaugh Valley Hosp.)	5.625%	7/1/2010 (6)	1,255	1,291
South Fork PA Hosp. Auth. Rev. (Conemaugh Valley Hosp.)	5.750%	7/1/2018 (6)	7,000	7,781
St. Mary's Hosp. Auth. Bucks County PA Rev. (Catholic Health Initiatives)	5.375%	6/1/2008 (Prere.)	2,340	2,391
St. Mary's Hosp. Auth. Bucks County PA Rev. (Catholic Health Initiatives)	5.375%	6/1/2008 (Prere.)	2,525	2,580
Swarthmore Borough Auth. PA College Rev.	5.000%	9/15/2030	21,000	21,599
Uniontown PA Area School Dist. GO	5.500%	10/1/2012 (4)(Prere.)	9,950	10,777
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	3.900%	9/11/2007	13,000	13,000
Warwick PA School Dist. GO	5.375%	8/15/2011 (3)(Prere.)	2,435	2,584
Warwick PA School Dist. GO	5.375%	8/15/2011 (3)(Prere.)	2,570	2,728
Washington County PA Hosp. Auth. Rev. (Washington Hosp.)	5.250%	7/1/2010 (2)	1,750	1,820
Washington County PA Hosp. Auth. Rev. (Washington Hosp.)	5.125%	7/1/2011 (2)(ETM)	330	346
Washington County PA Hosp. Auth. Rev. (Washington Hosp.)	5.125%	7/1/2011 (2)	1,510	1,581
Washington County PA Hosp. Auth. Rev. (Washington Hosp.)	5.125%	7/1/2012 (2)	1,935	2,039
Washington County PA Hosp. Auth. Rev. (Washington Hosp.)	5.250%	7/1/2013 (2)	2,035	2,168
Washington County PA Hosp. Auth. Rev. (Washington Hosp.)	5.375%	7/1/2014 (2)	1,640	1,765
Washington County PA Hosp. Auth. Rev. (Washington Hosp.)	5.375%	7/1/2015 (2)	2,250	2,429
Washington County PA Hosp. Auth. Rev. (Washington Hosp.)	5.500%	7/1/2016 (2)	2,375	2,592
West Chester PA Area School Dist. GO	5.000%	5/15/2028 (1)	7,480	7,677
West Chester PA Area School Dist. GO	5.000%	5/15/2029 (1)	7,855	8,056
West Cornwall Township PA Muni. Auth. College Rev. (Elizabethtown College)	6.000%	12/15/2011 (Prere.)	2,650	2,885
West Cornwall Township PA Muni. Auth. College Rev. (Elizabethtown College)	6.000%	12/15/2011 (Prere.)	2,000	2,177
West Jefferson Hills PA School Dist. GO	5.200%	8/1/2011 (4)(Prere.)	1,020	1,075
West Jefferson Hills PA School Dist. GO	5.200%	8/1/2011 (4)(Prere.)	1,080	1,139
West Jefferson Hills PA School Dist. GO	5.200%	8/1/2017 (4)	935	982
West Jefferson Hills PA School Dist. GO	5.200%	8/1/2018 (4)	980	1,023
Westmoreland County PA Muni. Auth. Rev.	5.250%	8/15/2015 (4)(Prere.)	3,490	3,798
Westmoreland County PA Muni. Auth. Rev.	6.125%	7/1/2017 (1)(ETM)	8,205	9,215
Westmoreland County PA Muni. Auth. Service Water Rev.	0.000%	8/15/2015 (3)	5,000	3,592
Westmoreland County PA Muni. Auth. Service Water Rev.	0.000%	8/15/2023 (1)	5,000	2,353
Westmoreland County PA Muni. Auth. Service Water Rev.	0.000%	8/15/2024 (3)	4,000	1,778
Wilkes-Barre PA Finance Auth. Rev. (Wilkes Univ. Project)	5.000%	3/1/2027	2,200	2,069
Wilkes-Barre PA Finance Auth. Rev. (Wilkes Univ. Project)	5.000%	3/1/2037	3,000	2,734
Wyoming PA Area School Dist.	5.000%	9/1/2026 (1)	2,000	2,059
Wyoming PA Area School Dist.	5.000%	9/1/2029 (1)	5,125	5,268
York County PA	5.000%	6/1/2033 (1)	6,000	6,146
York County PA Solid Waste & Refuse Auth. Rev.	5.500%	12/1/2013 (3)	6,750	7,372
York County PA Solid Waste & Refuse Auth. Rev.	5.500%	12/1/2014 (3)	4,050	4,453
Outside Pennsylvania:
Puerto Rico Electric Power Auth. Rev.	5.500%	7/1/2020	5,300	5,763
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/2021 (1)	5,000	5,475
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/2023 (1)	15,500	16,916
Puerto Rico Electric Power Auth. Rev.	5.000%	7/1/2030 (4)	10,900	11,227
Puerto Rico GO	5.500%	7/1/2018 (1)	10,000	11,140
Puerto Rico GO	5.500%	7/1/2020 (3)	6,000	6,704
Puerto Rico GO	5.500%	7/1/2022 (3)	8,960	10,056
Puerto Rico GO	5.500%	7/1/2029 (1)	10,000	11,231
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/2019 (1)	17,000	18,951
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/2020 (1)	14,610	16,324
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/2020 (4)	14,155	15,816
Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	5.500%	7/1/2023 (2)	10,000	11,196
Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	0.000%	7/1/2029 (2)	12,150	4,146
Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	0.000%	7/1/2030 (3)	14,905	4,826
Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	0.000%	7/1/2031 (3)	28,695	8,778
Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	0.000%	7/1/2032 (3)	25,000	7,238
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.750%	7/1/2022	5,000	5,556
Puerto Rico Public Finance Corp.	6.000%	8/1/2026 (ETM)	10,875	12,830
Puerto Rico Public Finance Corp.	6.000%	8/1/2026 (4)(11)(ETM)	25,000	29,706
3Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/2054 (2)	12,000	1,050
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/2056	22,200	1,577
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/2012	2,000	2,054
Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/2020	1,750	1,786

Total Municipal Bonds
(Cost $2,365,157)				2,401,301

Other Assets and Liabilities—Net (1.1%)				25,761

Net Assets (100%)				2,427,062

1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2007, the value of this security represented 0.7% of net assets.
2	Securities with a value of $4,740,000 have been segregated as initial margin for open futures contracts.
3	Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of August 31, 2007.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At August 31, 2007, the cost of investment securities for tax purposes was $2,367,723,000. Net unrealized appreciation of investment securities for tax purposes was $33,578,000, consisting of unrealized gains of $59,416,000 on securities that had risen in value since their purchase and $25,838,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At August 31, 2007, the aggregate settlement value of open futures contracts expiring in December 2007 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

10-Year U.S. Treasury Note	(640)	69,790	(333)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 18, 2007

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	October 18, 2007

*By Power of Attorney, Filed on August 22, 2007, See File Number 333-145624. Incorporated by Reference.